Note 6 Negative scenario of GDP, unemployment rate and HPI for the main geographies (Details) - negative scenario [Member]	Jun. 30, 2026
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.05%
Unemployment	12.04%
HPI	7.87%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.01%
Unemployment	12.58%
HPI	0.51%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(1.64%)
Unemployment	12.28%
HPI	(2.89%)
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	(2.77%)
Unemployment	12.20%
HPI	(4.19%)
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	(2.89%)
Unemployment	11.94%
HPI	(4.28%)
SPAIN | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	(2.26%)
Unemployment	11.61%
HPI	(3.45%)
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.76%
Unemployment	2.87%
HPI	4.37%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.09%
Unemployment	3.01%
HPI	4.59%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.08%
Unemployment	3.23%
HPI	4.17%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	0.40%
Unemployment	3.31%
HPI	3.81%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	0.43%
Unemployment	3.38%
HPI	3.71%
MEXICO | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	0.44%
Unemployment	3.31%
HPI	3.56%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.18%
Unemployment	8.64%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.33%
Unemployment	9.49%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.73%
Unemployment	10.41%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.41%
Unemployment	10.78%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.27%
Unemployment	10.77%
TURKEY | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.02%
Unemployment	10.78%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.00%
Unemployment	6.04%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.06%
Unemployment	6.08%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.46%
Unemployment	6.09%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.39%
Unemployment	6.07%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.42%
Unemployment	6.04%
PERU | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	1.35%
Unemployment	6.01%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.74%
Unemployment	8.18%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	(1.46%)
Unemployment	7.72%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(2.33%)
Unemployment	7.10%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	(2.21%)
Unemployment	6.44%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	(2.00%)
Unemployment	5.73%
ARGENTINA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	(1.84%)
Unemployment	5.01%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.57%
Unemployment	9.12%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	(0.50%)
Unemployment	9.94%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.84%
Unemployment	10.30%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.22%
Unemployment	10.47%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.14%
Unemployment	10.53%
COLOMBIA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	1.18%
Unemployment	10.47%